SSgA Funds

SUPPLEMENT DATED JUNE 24, 2013

TO

PROSPECTUS DATED DECEMBER 14, 2012

(AS SUPPLEMENTED THROUGH JUNE 20, 2013)

SSgA INTERNATIONAL STOCK SELECTION FUND

(TICKER SYMBOL: SSAIX)

Shareholders of the SSgA Funds are hereby notified that effective immediately, the following portfolio management team disclosure appearing in the Prospectus is hereby revised as follows.

The second paragraph under the heading “Fund Summary,” sub-heading “Investment Advisor” pertaining to SSgA International Stock Selection Fund is replaced with the following:

Adel Daghmouri and Stuart Hall serve as portfolio managers of the fund. They have managed the fund since 2013 and 2010, respectively.

The information relating to SSgA International Stock Selection Fund under the heading “Fund Management,” sub-heading “Portfolio Management” is replaced with the following:

SSgA Fund	Portfolio Manager(s)	Experience
SSgA International Stock Selection Fund	Adel Daghmouri	Investment professional for 16 years, the last 15 years with SSgA FM or its affiliates.

	Stuart Hall, CFA	Investment professional for 12 years, the last 8 years with SSgA FM or its affiliates.

The remainder of the Prospectus remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA Funds

SUPPLEMENT DATED JUNE 24, 2013

TO THE SSgA FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 14, 2012

SSgA INTERNATIONAL STOCK SELECTION FUND

(TICKER SYMBOL: SSAIX)

Shareholders of the SSgA Funds are hereby notified that the information regarding the portfolio managers of SSgA International Stock Selection Fund contained in the Statement of Additional Information is hereby revised as follows.

The information relating to SSgA International Stock Selection Fund under the section entitled “Investment Advisory and Other Services,” sub-heading “Other Accounts Managed” is replaced with the following:

Other Accounts Managed as of May 31, 2013
Portfolio Managers	Number of Registered Investment Companies	Assets Under Management (in billions)	Number of Pooled Investment Vehicles*		Assets Under Management (in billions)		Number of Other Types of Accounts		Assets Under Management (in billions)		Asset Total (in billions)
SSgA International Stock Selection Fund
Adel Daghmouri, Stuart Hall	0	$0.00	32	*	$3.66	*	15	**	$1.22	**	$4.88

*	Includes 18 accounts (totaling $1.82 billion in assets under management) with performance based fees.
**	Includes 4 accounts (totaling $0.49 billion in assets under management) with performance based fees.

The disclosure under the section entitled “Investment Advisory and Other Services,” sub-heading “Ownership of Securities” is replaced with the following:

As of May 31, 2013, the portfolio managers do not beneficially own any shares of any Fund described in this statement.

The remainder of the Statement of Additional Information remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE